Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	185,202,160.42	16,145
Yield Supplement Overcollateralization Amount 04/30/22	5,296,345.97	0
Receivables Balance 04/30/22	190,498,506.39	16,145
Principal Payments	10,553,899.60	301
Defaulted Receivables	34,689.38	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	4,831,368.48	0
Pool Balance at 05/31/22	175,078,548.93	15,842

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.20%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,238,265.59	140
Past Due 61-90 days	397,134.42	25
Past Due 91-120 days	105,430.76	8
Past Due 121+ days	0.00	0
Total	2,740,830.77	173

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.52%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	75,756.39
Aggregate Net Losses/(Gains) - May 2022	(41,067.01)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.26%
Prior Net Losses/(Gains) Ratio	-0.28%
Second Prior Net Losses/(Gains) Ratio	-0.29%
Third Prior Net Losses/(Gains) Ratio	-0.08%
Four Month Average	-0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.99%
Weighted Average Contract Rate, Yield Adjusted	6.52%
Weighted Average Remaining Term	27.99

Flow of Funds	$ Amount
Collections	11,262,555.81
Investment Earnings on Cash Accounts	1,597.68
Servicing Fee	(158,748.76)
Transfer to Collection Account	-
Available Funds	11,105,404.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	350,112.58
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	4,932,270.51
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	499,048.33
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	11,105,404.73

Servicing Fee	158,748.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 05/16/22	180,010,819.44
Principal Paid	10,123,611.49
Note Balance @ 06/15/22	169,887,207.95

Class A-1
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-3
Note Balance @ 05/16/22	50,340,819.44
Principal Paid	10,123,611.49
Note Balance @ 06/15/22	40,217,207.95
Note Factor @ 06/15/22	11.5899735%

Class A-4
Note Balance @ 05/16/22	82,950,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	82,950,000.00
Note Factor @ 06/15/22	100.0000000%

Class B
Note Balance @ 05/16/22	31,150,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	31,150,000.00
Note Factor @ 06/15/22	100.0000000%

Class C
Note Balance @ 05/16/22	15,570,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	15,570,000.00
Note Factor @ 06/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	482,744.91
Total Principal Paid	10,123,611.49
Total Paid	10,606,356.40

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	127,530.08
Principal Paid	10,123,611.49
Total Paid to A-3 Holders	10,251,141.57

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4661185
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7749394
Total Distribution Amount	10.2410579

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3675218
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.1746729
Total A-3 Distribution Amount	29.5421947

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	487.20
Noteholders' Principal Distributable Amount	512.80

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,595,670.49
Investment Earnings	1,380.95
Investment Earnings Paid	(1,380.95)
Deposit/(Withdrawal)	-
Balance as of 06/15/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$384,229.06	$597,273.44	$518,931.10
Number of Extensions	24	37	29
Ratio of extensions to Beginning of Period Receivables Balance	0.20%	0.30%	0.24%